Commitments and Contingencies (Tables)	12 Months Ended
Aug. 31, 2022
Commitments and Contingencies [Abstract]
Schedule of future minimum capital commitments under non-cancelable contracts
	As of August 31,
	2021	2022
	RMB	RMB
Capital commitment for construction of schools	70,231	10,764
Capital commitment for an equity method investment	208,866	208,866
Total	279,097	219,630